Going Concern - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Going Concern [Line Items]
Loss from operations	$ (1,931)	$ (3,620)	$ (116,176)
Net cash used in operating activities	2,210	2,994	87,247
Deficit accumulated during development stage	$ 108,698	$ 110,543	$ 108,698